Schedule I - Condensed Financial Information of the Parent Company - Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 26,352,161	$ 3,610,231	¥ 25,414,729		¥ 21,938,653
Total assets	74,936,126	10,266,208	72,322,594
LIABILITIES
Amount due to subsidiaries | ¥			150,373
Total liabilities	33,386,897	4,573,986	33,762,836
SHAREHOLDERS' EQUITY:
Treasury shares, at cost (22,438,760 and 5,977,682 Class A shares as of December 31, 2022 and 2023, respectively)	(7,042,759)	(964,854)	(3,624,763)
Additional paid-in capital	4,912,703	673,038	4,444,755
Retained earnings	42,906,188	5,878,124	36,836,928
Accumulated other comprehensive loss	(807,394)	(110,613)	(695,589)
Total Vipshop Holdings Limited shareholders' equity	39,968,813	5,475,706	36,961,404
Total liabilities and shareholders' equity	74,936,126	10,266,208	72,322,594
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 64	$ 9	¥ 62
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized	483,489,642	483,489,642	483,489,642
Common shares, shares issued	100,640,510	100,640,510	98,877,929
Common shares, shares outstanding	86,982,144	86,982,144	92,900,247
Treasury shares (in shares)	13,028,013	13,028,013	5,977,682
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 11	$ 2	¥ 11
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		0.0001
Common shares, shares authorized	16,510,358	16,510,358	16,510,358
Common shares, shares issued	15,560,358	15,560,358	15,560,358
Common shares, shares outstanding	15,560,358	15,560,358	15,560,358
Parent company
ASSETS
Cash and cash equivalents	¥ 411	$ 56	¥ 904
Other receivables and prepayments, net	3,423	469	3,374
Investment in subsidiaries	52,490,094	7,191,113	45,235,847
Total assets	53,402,675	7,316,136	45,624,141
LIABILITIES
Accrued expenses and other current liabilities	771	106	1,116
Amount due to subsidiaries	13,433,091	1,840,324	8,661,621
Total liabilities	13,433,862	1,840,430	8,662,737
SHAREHOLDERS' EQUITY:
Treasury shares, at cost (22,438,760 and 5,977,682 Class A shares as of December 31, 2022 and 2023, respectively)	(7,042,759)	(964,854)	(3,624,763)
Additional paid-in capital	4,912,703	673,038	4,444,755
Retained earnings	42,906,188	5,878,124	36,836,928
Accumulated other comprehensive loss	(807,394)	(110,613)	(695,589)
Total Vipshop Holdings Limited shareholders' equity	39,968,813	5,475,706	36,961,404
Total liabilities and shareholders' equity	53,402,675	7,316,136	45,624,141
Parent company | Related Party
ASSETS
Amount due from subsidiaries	908,747	124,498	384,016
Parent company | Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 64	$ 9	¥ 62
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		0.0001
Common shares, shares authorized	483,489,642	483,489,642	483,489,642
Common shares, shares issued	100,640,510	100,640,510	98,877,929
Common shares, shares outstanding	86,982,144	86,982,144	92,900,247
Treasury shares (in shares)	13,028,013	13,028,013	5,977,682
Parent company | Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 11	$ 2	¥ 11
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized	16,510,358	16,510,358	16,510,358
Common shares, shares issued			15,560,358
Common shares, shares outstanding	15,560,358	15,560,358	15,560,358